Pensions and other post-retirement benefit obligations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Post-retirement benefits
Net deficit position of pension schemes	$ 1,310	$ 2,383	$ 1,310	$ 2,383	$ 2,454
Actuarial gains reflected in comprehensive income statement	696	$ 211	1,031	$ 692
Scheme obligations
Post-retirement benefits
Experience losses			5
Pension schemes
Post-retirement benefits
The net pensions and other post-retirement benefit obligations position	(1,136)		(1,136)		(2,454)
Increase (decrease) in net defined benefit liability (asset)			(1,318)
Actuarial gains reflected in comprehensive income statement			1,031
Pension schemes | Scheme obligations
Post-retirement benefits
Decrease in net liability			2,599
Pension schemes | Scheme assets
Post-retirement benefits
Increase (decrease) in net defined benefit liability (asset)			1,563
Pension schemes | United Kingdom | Scheme obligations
Post-retirement benefits
Decrease in net liability			1,698
Pension schemes | Sweden | Scheme obligations
Post-retirement benefits
Decrease in net liability			518
Pension schemes | United States | Scheme obligations
Post-retirement benefits
Decrease in net liability			221
Pension schemes | Germany | Scheme obligations
Post-retirement benefits
Decrease in net liability			162
Pension schemes in net surplus positions | Other non-current receivables
Post-retirement benefits
Net defined benefit asset	174		174		0
Pension schemes in net deficit positions
Post-retirement benefits
Net defined benefit liability	$ 1,310		$ 1,310		$ 2,454